Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table shows the revenue by geography for the years ended December 31, 2021 and 2020, respectively (in thousands):

	Year Ended December 31,
	2021	2020
Revenue:
United States	$67,544	$52,093
International	43,630	33,791

Total revenue	$111,174	$85,884

The following table shows over time
versus point-in-time revenue
for the years ended December 31, 2021 and 2020, respectively (in thousands):

	Year Ended December 31,
	2021	2020
Over time revenue	$73,867	$49,260
Point-in-time revenue	37,307	36,624

Total	$111,174	$85,884

Contract Balances	The contract balances as of December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Accounts receivable, net	$8,898	$2,700
Unbilled accounts receivable	$1,981	$1,224
Deferred revenue	$11,948	$4,903